UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

     /s/  Gerald Hill     Souderton, PA     July 29, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     73

Form13F Information Table Value Total:     $186,428 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2947    55628 SH       OTHER                   55628        0        0
ADOBE SYS INC                  COM              00724F101     2801    71103 SH       OTHER                   71103        0        0
AETNA INC NEW                  COM              00817Y108     2421    59738 SH       OTHER                   59738        0        0
AIR PRODS & CHEMS INC          COM              009158106     4992    50492 SH       OTHER                   50492        0        0
ALLSTATE CORP                  COM              020002101     2849    62502 SH       OTHER                   62502        0        0
AMGEN INC                      COM              031162100     1451    30762 SH       OTHER                   30762        0        0
ANADARKO PETE CORP             COM              032511107     3828    51154 SH       OTHER                   51154        0        0
APACHE CORP                    COM              037411105     1308     9409 SH       OTHER                    9409        0        0
APPLE INC                      COM              037833100     3733    22295 SH       OTHER                   22295        0        0
AT&T INC                       COM              00206R102     3333    98935 SH       OTHER                   98935        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1782    74636 SH       OTHER                   74636        0        0
BB&T CORP                      COM              054937107      565    24831 SH       OTHER                   24831        0        0
BECTON DICKINSON & CO          COM              075887109     2553    31406 SH       OTHER                   31406        0        0
CAPITAL ONE FINL CORP          COM              14040H105     1324    34843 SH       OTHER                   34843        0        0
CATERPILLAR INC DEL            COM              149123101     1692    22927 SH       OTHER                   22927        0        0
CHEVRON CORP NEW               COM              166764100      430     4333 SH       OTHER                    4333        0        0
CISCO SYS INC                  COM              17275R102     2689   115624 SH       OTHER                  115624        0        0
CIT GROUP INC                  COM              125581108      843   123752 SH       OTHER                  123752        0        0
CITIGROUP INC                  COM              172967101     1871   111613 SH       OTHER                  111613        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1489    79386 SH       OTHER                   79386        0        0
CONOCOPHILLIPS                 COM              20825C104     3772    39963 SH       OTHER                   39963        0        0
CVS CAREMARK CORPORATION       COM              126650100     2755    69622 SH       OTHER                   69622        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1687    54079 SH       OTHER                   54079        0        0
E M C CORP MASS                COM              268648102     1646   112052 SH       OTHER                  112052        0        0
EATON CORP                     COM              278058102      552     6494 SH       SOLE                     6494        0        0
EBAY INC                       COM              278642103     1386    50706 SH       OTHER                   50706        0        0
EXELON CORP                    COM              30161N101     7137    79339 SH       OTHER                   79339        0        0
EXXON MOBIL CORP               COM              30231G102     7084    80378 SH       OTHER                   80378        0        0
FRANKLIN RES INC               COM              354613101     2128    23223 SH       OTHER                   23223        0        0
GENERAL ELECTRIC CO            COM              369604103     3233   121138 SH       OTHER                  121138        0        0
GENERAL MLS INC                COM              370334104     1921    31605 SH       OTHER                   31605        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     2603    58860 SH       OTHER                   58860        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2078    11881 SH       OTHER                   11881        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109     2806   251420 SH       OTHER                  251420        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      386    32543 SH       OTHER                   32543        0        0
HEWLETT PACKARD CO             COM              428236103     2352    53201 SH       OTHER                   53201        0        0
HONEYWELL INTL INC             COM              438516106     2857    56815 SH       OTHER                   56815        0        0
INTEL CORP                     COM              458140100     2524   117511 SH       OTHER                  117511        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3383    28542 SH       OTHER                   28542        0        0
JOHNSON & JOHNSON              COM              478160104     3295    51211 SH       OTHER                   51211        0        0
KIMBERLY CLARK CORP            COM              494368103     1961    32811 SH       OTHER                   32811        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2233    24571 SH       OTHER                   24571        0        0
LOCKHEED MARTIN CORP           COM              539830109      210     2130 SH       OTHER                    2130        0        0
MCDONALDS CORP                 COM              580135101     1415    25171 SH       OTHER                   25171        0        0
MCGRAW HILL COS INC            COM              580645109     1757    43787 SH       OTHER                   43787        0        0
MERCK & CO INC                 COM              589331107      602    15974 SH       OTHER                   15974        0        0
MORGAN STANLEY                 COM NEW          617446448     2266    62821 SH       OTHER                   62821        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      510    38369 SH       OTHER                   38369        0        0
NIKE INC                       CL B             654106103     1650    27686 SH       OTHER                   27686        0        0
NORFOLK SOUTHERN CORP          COM              655844108     3333    53191 SH       OTHER                   53191        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      225     2503 SH       OTHER                    2503        0        0
PARKER HANNIFIN CORP           COM              701094104      385     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     3004    47234 SH       OTHER                   47234        0        0
PNC FINL SVCS GROUP INC        COM              693475105      686    12021 SH       OTHER                   12021        0        0
PPL CORP                       COM              69351T106     9287   177677 SH       OTHER                  177677        0        0
PROCTER & GAMBLE CO            COM              742718109     3461    56911 SH       OTHER                   56911        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     2418    52652 SH       OTHER                   52652        0        0
QUALCOMM INC                   COM              747525103     2818    63513 SH       OTHER                   63513        0        0
ROYAL BANCSHARES PA INC        CL A             780081105      120    12740 SH       SOLE                    12740        0        0
SCHLUMBERGER LTD               COM              806857108     4280    39839 SH       OTHER                   39839        0        0
SELECTIVE INS GROUP INC        COM              816300107     1170    62388 SH       OTHER                   62388        0        0
STARBUCKS CORP                 COM              855244109      609    38710 SH       OTHER                   38710        0        0
STATE STR CORP                 COM              857477103     2118    33093 SH       OTHER                   33093        0        0
STRYKER CORP                   COM              863667101     1875    29825 SH       OTHER                   29825        0        0
SUSQUEHANNA BANCSHARES INC P   COM              869099101      191    13923 SH       OTHER                   13923        0        0
SYSCO CORP                     COM              871829107     1483    53909 SH       OTHER                   53909        0        0
TEXAS INSTRS INC               COM              882508104     2586    91824 SH       OTHER                   91824        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2887    46796 SH       OTHER                   46796        0        0
UNIVEST CORP PA                COM              915271100    21702  1092763 SH       OTHER                 1092763        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2409    58495 SH       OTHER                   58495        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2900    81922 SH       OTHER                   81922        0        0
WACHOVIA CORP NEW              COM              929903102      933    60064 SH       OTHER                   60064        0        0
WELLS FARGO & CO NEW           COM              949746101     2458   103509 SH       OTHER                  103509        0        0